GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 1.9%
16,501	Northrop Grumman Corp.	$ 5,003,928
10,222	Raytheon Co.	1,783,739

		6,787,667

Banks – 10.9%
225,242	Bank of America Corp.	5,991,437
120,000	BB&T Corp.	5,610,000
49,034	Commerce Bancshares, Inc.	2,811,119
17,183	Cullen/Frost Bankers, Inc.	1,568,293
103,575	JPMorgan Chase & Co.	10,974,807
17,593	M&T Bank Corp.	2,807,843
95,373	SunTrust Banks, Inc.	5,723,334
56,763	Wells Fargo & Co.	2,518,574

		38,005,407

Capital Markets – 2.3%
55,392	Northern Trust Corp.	4,737,124
41,265	Singapore Exchange Ltd. ADR	3,314,611

		8,051,735

Chemicals – 3.0%
140,861	DowDuPont, Inc.	4,299,078
17,683	Ecolab, Inc.	3,255,263
15,791	Linde PLC	2,851,065

		10,405,406

Commercial Services & Supplies – 1.4%
56,539	Republic Services, Inc.	4,782,634

Communications Equipment – 3.2%
216,381	Cisco Systems, Inc.	11,258,303

Construction & Engineering – 0.7%
96,029	Vinci SA ADR	2,367,115

Diversified Telecommunication Services – 2.9%
188,839	Verizon Communications, Inc.	10,263,400

Electric Utilities – 2.8%
54,671	Pinnacle West Capital Corp.	5,134,153
80,864	Xcel Energy, Inc.	4,636,742

		9,770,895

Electronic Equipment, Instruments & Components – 0.8%
31,849	TE Connectivity Ltd.	2,682,641

Energy Equipment & Services – 0.2%
24,170	Schlumberger Ltd.	838,457

Equity Real Estate Investment Trusts (REITs) – 5.2%
36,579	Crown Castle International Corp.	4,755,636
54,883	Equity Residential	4,202,391
110,371	Hudson Pacific Properties, Inc.	3,687,495
162,345	SITE Centers Corp.	2,073,146

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
55,442	Ventas, Inc.	$ 3,564,920

		18,283,588

Food & Staples Retailing – 1.9%
64,724	Walmart, Inc.	6,565,603

Food Products – 0.8%
102,919	Conagra Brands, Inc.	2,755,142

Health Care Equipment & Supplies – 4.7%
92,965	Abbott Laboratories	7,077,426
101,404	Medtronic PLC	9,387,982

		16,465,408

Health Care Providers & Services – 0.8%
54,910	CVS Health Corp.	2,875,637

Hotels, Restaurants & Leisure – 1.8%
31,259	McDonald’s Corp.	6,197,722

Household Durables – 0.8%
66,333	D.R. Horton, Inc.	2,836,399

Household Products – 2.9%
11,625	The Clorox Co.	1,729,916
80,871	The Procter & Gamble Co.	8,322,435

		10,052,351

Industrial Conglomerates – 1.7%
36,681	Honeywell International, Inc.	6,027,055

Insurance – 3.8%
63,296	Principal Financial Group, Inc.	3,264,175
44,264	ProAssurance Corp.	1,660,785
19,610	RenaissanceRe Holdings Ltd.	3,420,768
34,106	The Travelers Cos., Inc.	4,964,811

		13,310,539

Interactive Media & Services* – 1.3%
3,995	Alphabet, Inc. Class A	4,420,468

IT Services – 1.7%
27,047	Fidelity National Information Services, Inc.	3,253,754
16,580	Visa, Inc. Class A	2,674,851

		5,928,605

Machinery – 0.9%
26,133	Stanley Black & Decker, Inc.	3,324,640

Media – 2.3%
193,641	Comcast Corp. Class A	7,939,281

Multi-Utilities – 5.6%
62,153	Ameren Corp.	4,558,301
82,687	CMS Energy Corp.	4,639,568
75,047	Public Service Enterprise Group, Inc.	4,409,762

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
44,663	Sempra Energy	$ 5,870,951

		19,478,582

Oil, Gas & Consumable Fuels – 10.2%
93,330	BP PLC ADR	3,800,397
106,755	Chevron Corp.	12,154,057
95,288	Exxon Mobil Corp.	6,743,532
43,005	Marathon Petroleum Corp.	1,977,800
131,192	Royal Dutch Shell PLC Class B ADR	8,246,729
96,903	The Williams Cos., Inc.	2,556,301

		35,478,816

Personal Products – 1.3%
75,321	Unilever NV	4,528,299

Pharmaceuticals – 11.6%
88,567	AstraZeneca PLC ADR	3,310,634
98,003	Bristol-Myers Squibb Co.	4,446,396
119,858	Johnson & Johnson	15,719,377
88,642	Merck & Co., Inc.	7,021,333
240,279	Pfizer, Inc.	9,976,384

		40,474,124

Road & Rail – 1.5%
32,431	Union Pacific Corp.	5,408,842

Semiconductors & Semiconductor Equipment – 2.8%
149,662	Marvell Technology Group Ltd.	3,337,463
58,848	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,256,821
41,321	Texas Instruments, Inc.	4,310,193

		9,904,477

Software – 1.2%
32,587	Microsoft Corp.	4,030,360

Technology Hardware, Storage & Peripherals – 1.4%
27,080	Apple, Inc.	4,740,896

Tobacco – 1.1%
78,812	Altria Group, Inc.	3,866,517

Water Utilities – 1.6%
49,458	American Water Works Co., Inc.	5,589,743

Wireless Telecommunication Services – 0.7%
157,868	Vodafone Group PLC ADR	2,559,040

TOTAL COMMON STOCKS (Cost $315,261,178)		$348,255,794

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		943,122

NET ASSETS – 100.0%		$349,198,916

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Aerospace & Defense – 4.6%
475	Northrop Grumman Corp.	$ 144,044
188	The Boeing Co.	64,222

		208,266

Banks – 10.5%
6,492	Bank of America Corp.	172,688
1,998	JPMorgan Chase & Co.	211,708
577	M&T Bank Corp.	92,089

		476,485

Biotechnology* – 2.0%
1,082	BioMarin Pharmaceutical, Inc.	88,984

Capital Markets – 3.6%
1,477	Intercontinental Exchange, Inc.	121,424
1,032	Morgan Stanley	41,992

		163,416

Chemicals – 3.0%
4,446	DowDuPont, Inc.	135,692

Construction Materials – 1.7%
360	Martin Marietta Materials, Inc.	75,780

Consumer Finance – 3.9%
1,543	American Express Co.	176,998

Electric Utilities – 5.8%
1,331	NextEra Energy, Inc.	263,818

Equity Real Estate Investment Trusts (REITs) – 2.4%
734	Alexandria Real Estate Equities, Inc.	107,465

Food & Staples Retailing – 5.4%
2,423	Walmart, Inc.	245,789

Health Care Equipment & Supplies – 4.2%
1,660	Boston Scientific Corp.*	63,761
1,124	Zimmer Biomet Holdings, Inc.	128,057

		191,818

Health Care Providers & Services – 2.7%
509	Humana, Inc.	124,634

Hotels, Restaurants & Leisure – 2.9%
1,092	Royal Caribbean Cruises Ltd.	132,962

Household Durables – 2.6%
2,724	D.R. Horton, Inc.	116,478

Household Products – 3.0%
1,319	The Procter & Gamble Co.	135,738

Industrial Conglomerates – 4.9%
1,367	Honeywell International, Inc.	224,612

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 7.3%
224	Alphabet, Inc. Class A	$ 247,856
479	Facebook, Inc. Class A	85,008

		332,864

IT Services – 2.9%
733	Accenture PLC Class A	130,525

Machinery – 2.3%
834	Stanley Black & Decker, Inc.	106,102

Oil, Gas & Consumable Fuels – 8.1%
1,457	Cheniere Energy, Inc.*	92,053
1,271	Chevron Corp.	144,704
613	Concho Resources, Inc.	60,080
1,576	Marathon Petroleum Corp.	72,480

		369,317

Pharmaceuticals – 7.2%
3,639	AstraZeneca PLC ADR	136,026
2,144	Elanco Animal Health, Inc.*	67,064
954	Johnson & Johnson	125,117

		328,207

Road & Rail – 3.0%
832	Union Pacific Corp.	138,761

Semiconductors & Semiconductor Equipment – 1.3%
2,730	Marvell Technology Group Ltd.	60,879

Software – 3.6%
715	Citrix Systems, Inc.	67,296
798	Microsoft Corp.	98,696

		165,992

Textiles, Apparel & Luxury Goods – 0.9%
469	PVH Corp.	39,954

TOTAL COMMON STOCKS (Cost $4,493,122)		$4,541,536

Shares	Dividend Rate	Value

Investment Company(a) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
36,495	2.340%	$ 36,495
(Cost $36,495)

TOTAL INVESTMENTS – 100.6% (Cost $4,529,617)		$4,578,031

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(25,503)

NET ASSETS – 100.0%		$4,552,528

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 1.7%
13,229	Northrop Grumman Corp.	$ 4,011,694
11,695	The Boeing Co.	3,995,129

		8,006,823

Banks – 9.8%
498,308	Bank of America Corp.	13,254,993
29,519	First Republic Bank	2,863,933
169,233	JPMorgan Chase & Co.	17,931,929
32,474	M&T Bank Corp.	5,182,850
148,716	Wells Fargo & Co.	6,598,529

		45,832,234

Biotechnology* – 0.9%
15,903	Alexion Pharmaceuticals, Inc.	1,807,853
31,451	BioMarin Pharmaceutical, Inc.	2,586,530

		4,394,383

Capital Markets – 2.3%
49,676	Intercontinental Exchange, Inc.	4,083,864
100,371	Morgan Stanley	4,084,096
33,285	Northern Trust Corp.	2,846,533

		11,014,493

Chemicals – 2.6%
32,805	Celanese Corp.	3,114,179
220,935	DowDuPont, Inc.	6,742,936
12,570	Linde PLC	2,269,513

		12,126,628

Commercial Services & Supplies – 0.6%
31,451	Waste Connections, Inc.	2,976,523

Communications Equipment – 2.8%
253,901	Cisco Systems, Inc.	13,210,469

Construction Materials – 0.6%
12,860	Martin Marietta Materials, Inc.	2,707,030

Consumer Finance – 1.0%
40,961	American Express Co.	4,698,636

Diversified Financial Services* – 3.7%
87,063	Berkshire Hathaway, Inc. Class B	17,187,978

Diversified Telecommunication Services – 3.9%
151,007	AT&T, Inc.	4,617,794
250,464	Verizon Communications, Inc.	13,612,719

		18,230,513

Electric Utilities – 3.3%
46,760	NextEra Energy, Inc.	9,268,300

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
111,121	Xcel Energy, Inc.	$ 6,371,678

		15,639,978

Entertainment – 1.9%
56,424	Activision Blizzard, Inc.	2,447,109
47,699	The Walt Disney Co.	6,298,176

		8,745,285

Equity Real Estate Investment Trusts (REITs) – 5.4%
29,614	Alexandria Real Estate Equities, Inc.	4,335,786
30,201	AvalonBay Communities, Inc.	6,131,105
24,972	Extra Space Storage, Inc.	2,676,000
100,801	Hudson Pacific Properties, Inc.	3,367,761
55,508	Prologis, Inc.	4,089,274
70,294	Ventas, Inc.	4,519,904

		25,119,830

Food & Staples Retailing – 2.2%
101,305	Walmart, Inc.	10,276,379

Food Products – 1.4%
131,012	Mondelez International, Inc. Class A	6,661,960

Health Care Equipment & Supplies – 3.9%
88,915	Boston Scientific Corp.*	3,415,225
44,156	Danaher Corp.	5,829,034
11,472	The Cooper Cos., Inc.	3,416,247
50,951	Zimmer Biomet Holdings, Inc.	5,804,847

		18,465,353

Health Care Providers & Services – 1.7%
82,635	CVS Health Corp.	4,327,595
14,260	Humana, Inc.	3,491,704

		7,819,299

Hotels, Restaurants & Leisure – 2.1%
34,992	McDonald’s Corp.	6,937,864
25,098	Royal Caribbean Cruises Ltd.	3,055,932

		9,993,796

Household Durables – 0.6%
60,819	D.R. Horton, Inc.	2,600,620

Household Products – 2.8%
129,866	The Procter & Gamble Co.	13,364,510

Industrial Conglomerates – 2.1%
438,740	General Electric Co.	4,141,706
33,753	Honeywell International, Inc.	5,545,955

		9,687,661

Insurance – 4.0%
40,303	American Financial Group, Inc.	3,957,755

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
74,634	American International Group, Inc.	$ 3,811,558
34,992	Arthur J. Gallagher & Co.	2,946,326
35,929	Chubb Ltd.	5,248,149
32,770	Torchmark Corp.	2,802,163

		18,765,951

Interactive Media & Services* – 1.5%
4,061	Alphabet, Inc. Class A	4,493,497
14,267	Facebook, Inc. Class A	2,531,964

		7,025,461

IT Services – 0.9%
24,161	Accenture PLC Class A	4,302,349

Machinery – 2.6%
16,454	Deere & Co.	2,306,357
80,699	ITT, Inc.	4,649,877
39,559	Stanley Black & Decker, Inc.	5,032,696

		11,988,930

Media – 3.3%
289,206	Comcast Corp. Class A	11,857,446
98,225	Fox Corp. Class A	3,460,467

		15,317,913

Multi-Utilities – 2.5%
77,066	Ameren Corp.	5,652,021
107,892	CMS Energy Corp.	6,053,820

		11,705,841

Oil, Gas & Consumable Fuels – 9.0%
52,511	Cheniere Energy, Inc.*	3,317,645
111,988	Chevron Corp.	12,749,834
40,303	Concho Resources, Inc.	3,950,097
23,692	Diamondback Energy, Inc.	2,323,238
59,850	EOG Resources, Inc.	4,900,518
135,698	Exxon Mobil Corp.	9,603,347
116,459	Marathon Petroleum Corp.	5,355,949

		42,200,628

Pharmaceuticals – 7.8%
81,460	AstraZeneca PLC ADR	3,044,975
137,175	Elanco Animal Health, Inc.*	4,290,834
29,514	Eli Lilly & Co.	3,421,853
112,938	Johnson & Johnson	14,811,819
59,986	Merck & Co., Inc.	4,751,491
146,946	Pfizer, Inc.	6,101,198

		36,422,170

Road & Rail – 1.0%
29,228	Union Pacific Corp.	4,874,646

Semiconductors & Semiconductor Equipment – 3.8%
35,889	Advanced Micro Devices, Inc.*	983,718
167,178	Intel Corp.	7,362,519

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
119,090	Marvell Technology Group Ltd.	$ 2,655,707
43,661	QUALCOMM, Inc.	2,917,428
36,723	Texas Instruments, Inc.	3,830,576

		17,749,948

Software – 2.0%
37,654	Citrix Systems, Inc.	3,543,995
46,156	Microsoft Corp.	5,708,574

		9,252,569

Specialty Retail – 0.9%
11,351	Advance Auto Parts, Inc.	1,759,405
29,056	Ross Stores, Inc.	2,701,917

		4,461,322

Technology Hardware, Storage & Peripherals – 0.3%
8,001	Apple, Inc.	1,400,735

Textiles, Apparel & Luxury Goods – 0.7%
39,991	PVH Corp.	3,406,833

Tobacco – 0.9%
86,126	Altria Group, Inc.	4,225,342

Water Utilities – 0.9%
37,908	American Water Works Co., Inc.	4,284,362

TOTAL COMMON STOCKS (Cost $422,912,707)		$466,145,381

Shares	Dividend Rate	Value

Investment Company(a) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,809,369	2.340%	$ 1,809,369
(Cost $1,809,369)

TOTAL INVESTMENTS – 99.8% (Cost $424,722,076)		$467,954,750

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,153,411

NET ASSETS – 100.0%		$469,108,161

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Aerospace & Defense – 2.6%
34,947	Harris Corp.	$ 6,541,729
100,526	L3 Technologies, Inc.	24,333,323

		30,875,052

Airlines* – 0.7%
516,223	JetBlue Airways Corp.	8,894,522

Auto Components – 0.3%
53,134	Aptiv PLC	3,402,701

Banks – 6.0%
409,762	Citizens Financial Group, Inc.	13,350,046
109,010	Comerica, Inc.	7,502,068
113,177	First Republic Bank	10,980,432
137,761	M&T Bank Corp.	21,986,656
32,736	Signature Bank	3,749,909
250,959	SunTrust Banks, Inc.	15,060,050

		72,629,161

Beverages – 1.2%
178,740	Coca-Cola European Partners PLC	9,902,196
22,728	Constellation Brands, Inc. Class A	4,010,356

		13,912,552

Biotechnology* – 0.7%
289,549	Alder Biopharmaceuticals, Inc.	3,132,920
68,545	BioMarin Pharmaceutical, Inc.	5,637,141

		8,770,061

Capital Markets – 2.2%
73,950	Cboe Global Markets, Inc.	8,026,533
207,547	E*TRADE Financial Corp.	9,298,106
107,320	Northern Trust Corp.	9,178,006

		26,502,645

Chemicals – 1.7%
149,712	Celanese Corp.	14,212,160
93,997	W.R. Grace & Co.	6,624,909

		20,837,069

Communications Equipment – 2.0%
40,449	F5 Networks, Inc.*	5,342,504
49,025	Motorola Solutions, Inc.	7,351,299
964,562	Viavi Solutions, Inc.*	11,622,972

		24,316,775

Construction Materials – 1.3%
72,475	Martin Marietta Materials, Inc.	15,255,987

Containers & Packaging – 1.7%
215,323	Ball Corp.	13,218,679

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – (continued)
78,660	Packaging Corp. of America	$ 7,007,033

		20,225,712

Diversified Telecommunication Services – 1.2%
489,267	CenturyLink, Inc.	5,112,840
269,151	Zayo Group Holdings, Inc.*	8,801,238

		13,914,078

Electric Utilities – 2.9%
141,501	PG&E Corp.*	2,419,667
75,215	Pinnacle West Capital Corp.	7,063,441
446,974	Xcel Energy, Inc.	25,629,489

		35,112,597

Electrical Equipment – 1.2%
171,938	AMETEK, Inc.	14,080,003

Electronic Equipment, Instruments & Components – 0.5%
150,921	National Instruments Corp.	5,824,041

Entertainment* – 0.6%
118,661	Live Nation Entertainment, Inc.	7,216,962

Equity Real Estate Investment Trusts (REITs) – 14.5%
247,931	Acadia Realty Trust	6,780,913
124,151	Alexandria Real Estate Equities, Inc.	18,176,948
95,905	AvalonBay Communities, Inc.	19,469,674
94,752	Boston Properties, Inc.	12,396,404
149,723	Camden Property Trust	15,475,369
178,143	CyrusOne, Inc.	10,517,563
117,209	Equity LifeStyle Properties, Inc.	14,259,647
46,746	Essex Property Trust, Inc.	13,637,678
57,975	Extra Space Storage, Inc.	6,212,601
226,200	HCP, Inc.	7,172,802
221,485	Hudson Pacific Properties, Inc.	7,399,814
99,195	Prologis, Inc.	7,307,696
78,546	Ryman Hospitality Properties, Inc.	6,279,753
51,864	SBA Communications Corp.*	11,223,888
299,402	Ventas, Inc.	19,251,548

		175,562,298

Food & Staples Retailing* – 1.1%
391,874	US Foods Holding Corp.	13,543,165

Food Products – 2.5%
105,028	Bunge Ltd.	5,491,914
280,382	Conagra Brands, Inc.	7,505,826
141,775	Lamb Weston Holdings, Inc.	8,400,169
399,162	Nomad Foods Ltd.*	8,470,218

		29,868,127

Gas Utilities – 1.2%
144,656	Atmos Energy Corp.	14,725,981

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 4.7%
107,498	DENTSPLY SIRONA, Inc.	$ 5,790,917
30,301	Teleflex, Inc.	8,735,778
60,247	The Cooper Cos., Inc.	17,940,954
208,792	Zimmer Biomet Holdings, Inc.	23,787,673

		56,255,322

Health Care Providers & Services* – 1.0%
74,647	Laboratory Corp. of America Holdings	12,138,349

Hotels, Restaurants & Leisure – 3.1%
458,694	MGM Resorts International	11,384,785
123,231	Restaurant Brands International, Inc.	8,108,600
143,284	Royal Caribbean Cruises Ltd.	17,446,260

		36,939,645

Household Durables – 0.8%
221,789	D.R. Horton, Inc.	9,483,698

Industrial Conglomerates – 0.9%
82,063	Carlisle Cos., Inc.	10,939,819

Insurance – 7.8%
75,188	American Financial Group, Inc.	7,383,462
291,239	Arch Capital Group Ltd.*	10,027,359
164,179	Lincoln National Corp.	9,760,441
10,955	Markel Corp.*	11,599,921
71,196	Reinsurance Group of America, Inc.	10,541,280
54,658	The Hanover Insurance Group, Inc.	6,677,021
252,108	The Hartford Financial Services Group, Inc.	13,276,007
119,818	Torchmark Corp.	10,245,637
82,884	Willis Towers Watson PLC	14,546,142

		94,057,270

Internet & Direct Marketing Retail – 0.7%
75,024	Expedia Group, Inc.	8,627,760

IT Services – 3.6%
236,087	Fidelity National Information Services, Inc.	28,401,266
113,795	GoDaddy, Inc. Class A*	8,466,348
49,933	Worldpay, Inc. Class A*	6,073,850

		42,941,464

Life Sciences Tools & Services – 1.1%
197,899	Agilent Technologies, Inc.	13,269,128

Machinery – 4.3%
174,809	Flowserve Corp.	8,119,878
52,103	Ingersoll-Rand PLC	6,165,869
359,184	ITT, Inc.	20,696,182

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
136,427	Stanley Black & Decker, Inc.	$ 17,356,243

		52,338,172

Media – 1.7%
326,317	Fox Corp. Class A	11,496,148
258,274	Liberty Media Corp.-Liberty SiriusXM Class A*	9,303,029

		20,799,177

Metals & Mining – 1.2%
805,485	Freeport-McMoRan, Inc.	7,821,259
208,995	Newmont Goldcorp Corp.	6,915,645

		14,736,904

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
291,409	Starwood Property Trust, Inc.	6,425,568

Multi-Utilities – 6.2%
196,740	Ameren Corp.	14,428,911
339,644	CMS Energy Corp.	19,057,425
282,847	Public Service Enterprise Group, Inc.	16,620,090
184,782	Sempra Energy	24,289,594

		74,396,020

Multiline Retail – 0.9%
88,800	Dollar General Corp.	11,302,464

Oil, Gas & Consumable Fuels – 5.8%
252,162	Cheniere Energy, Inc.*	15,931,595
124,221	Concho Resources, Inc.	12,174,900
160,920	Diamondback Energy, Inc.	15,779,815
167,171	Marathon Petroleum Corp.	7,688,194
465,992	Parsley Energy, Inc. Class A*	8,308,638
361,535	Viper Energy Partners LP	10,122,980

		70,006,122

Real Estate Management & Development* – 0.5%
343,905	Cushman & Wakefield PLC	5,798,238

Road & Rail – 1.0%
51,353	Lyft, Inc. Class A*(a)	2,958,960
70,536	Old Dominion Freight Line, Inc.	9,341,788

		12,300,748

Semiconductors & Semiconductor Equipment – 2.7%
115,465	Advanced Micro Devices, Inc.*	3,164,896
111,185	Analog Devices, Inc.	10,742,695
849,552	Marvell Technology Group Ltd.	18,945,009

		32,852,600

Software – 1.8%
64,851	Check Point Software Technologies Ltd.*	7,151,768
98,729	Citrix Systems, Inc.	9,292,374

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
65,018	PTC, Inc.*	$ 5,465,413

		21,909,555

Specialty Retail – 1.2%
62,813	Advance Auto Parts, Inc.	9,736,015
32,383	Burlington Stores, Inc.*	5,070,530

		14,806,545

Textiles, Apparel & Luxury Goods – 0.9%
91,032	Capri Holdings Ltd.*	2,956,719
92,103	PVH Corp.	7,846,255

		10,802,974

Water Utilities – 1.1%
118,526	American Water Works Co., Inc.	13,395,809

TOTAL COMMON STOCKS (Cost $1,122,510,153)		$1,201,992,840

Shares	Dividend Rate	Value

Investment Company(b) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,198,958	2.340%	$ 6,198,958
(Cost $6,198,958)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,128,709,111)		$1,208,191,798

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,844,442	2.340%	$ 2,844,442
(Cost $2,844,442)

TOTAL INVESTMENTS – 100.4% (Cost $1,131,553,553)		$1,211,036,240

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(4,365,798)

NET ASSETS – 100.0%		$1,206,670,442

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Aerospace & Defense – 1.5%
449,086	Aerojet Rocketdyne Holdings, Inc.*	$ 17,325,738
241,762	Curtiss-Wright Corp.	26,954,045
152,377	Mercury Systems, Inc.*	10,477,442
226,580	Moog, Inc. Class A	18,674,724
357,808	Parsons Corp.*	11,360,404

		84,792,353

Air Freight & Logistics* – 0.5%
681,793	Air Transport Services Group, Inc.	14,958,538
297,427	Atlas Air Worldwide Holdings, Inc.	10,525,942

		25,484,480

Airlines – 1.1%
739,531	SkyWest, Inc.	43,425,260
341,328	Spirit Airlines, Inc.*	15,728,394

		59,153,654

Auto Components – 0.3%
916,208	American Axle & Manufacturing Holdings, Inc.*	9,262,863
8,256	Dorman Products, Inc.*	674,185
121,204	Standard Motor Products, Inc.	5,136,625

		15,073,673

Banks – 17.1%
692,427	Amalgamated Bank Class A	11,425,046
399,647	Ameris Bancorp	14,103,543
880,685	Atlantic Union Bankshares Corp.	28,446,125
924,456	BancorpSouth Bank	25,034,268
947,311	Banner Corp.	47,801,313
797,336	Boston Private Financial Holdings, Inc.	8,172,694
1,346,705	Brookline Bancorp, Inc.	19,325,217
356,320	Bryn Mawr Bank Corp.	13,027,059
2,001,862	CenterState Bank Corp.	43,820,759
485,931	Chemical Financial Corp.	18,397,348
1,250,840	Columbia Banking System, Inc.	41,715,514
664,293	Community Bank System, Inc.	41,059,950
931,653	ConnectOne Bancorp, Inc.	19,574,030
2,166,587	CVB Financial Corp.	44,523,363
510,128	FB Financial Corp.	17,747,353
616,795	First Financial Bankshares, Inc.	34,947,605
1,043,602	First Merchants Corp.	34,699,766
1,241,150	First Midwest Bancorp, Inc.	24,190,013
518,736	Flushing Financial Corp.	10,909,018
1,164,615	Glacier Bancorp, Inc.	45,897,477
1,320,578	Great Western Bancorp, Inc.	41,030,358
660,716	Heritage Financial Corp.	18,566,120
1,084,335	Home BancShares, Inc.	18,997,549
578,780	Independent Bank Corp.	40,138,393
658,370	Independent Bank Group, Inc.	33,998,227

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
660,165	Lakeland Financial Corp.	$ 29,014,252
1,017,827	LegacyTexas Financial Group, Inc.	37,150,685
267,519	Old Line Bancshares, Inc.	6,588,993
403,647	Pacific Premier Bancorp, Inc.	11,423,210
475,718	Pinnacle Financial Partners, Inc.	25,189,268
1,140,236	Renasant Corp.	38,539,977
429,261	Sandy Spring Bancorp, Inc.	13,800,741
433,745	South State Corp.	28,579,458
96,974	Texas Capital Bancshares, Inc.*	5,556,610
417,365	The First of Long Island Corp.	8,910,743
684,186	Towne Bank	17,350,957
449,325	TriCo Bancshares	16,759,823
860,427	United Community Banks, Inc.	22,809,920

		959,222,745

Beverages – 0.1%
99,787	MGP Ingredients, Inc.	6,008,175

Biotechnology* – 0.1%
150,984	Emergent BioSolutions, Inc.	6,027,281

Building Products – 0.3%
218,378	Armstrong World Industries, Inc.	19,370,129

Capital Markets – 1.7%
1,014,663	BrightSphere Investment Group PLC	10,897,481
531,421	Houlihan Lokey, Inc.	24,025,543
246,714	PJT Partners, Inc. Class A	9,103,746
800,290	Stifel Financial Corp.	42,919,553
466,482	Virtu Financial, Inc. Class A	10,738,416

		97,684,739

Chemicals – 1.6%
710,362	GCP Applied Technologies, Inc.*	18,583,070
387,291	H.B. Fuller Co.	15,270,884
369,013	Ingevity Corp.*	32,362,440
70,279	Quaker Chemical Corp.	12,710,660
108,933	Sensient Technologies Corp.	7,374,764
281,524	Tronox Holdings PLC Class A	2,609,728

		88,911,546

Commercial Services & Supplies – 1.1%
587,121	ABM Industries, Inc.	21,283,136
351,784	Advanced Disposal Services, Inc.*	11,306,338
600,632	Brady Corp. Class A	27,809,262
59,597	Mobile Mini, Inc.	1,827,840

		62,226,576

Communications Equipment – 2.5%
1,085,064	Ciena Corp.*	37,912,136
1,523,580	NetScout Systems, Inc.*	37,342,946

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
295,947	Plantronics, Inc.	$ 12,154,543
4,263,621	Viavi Solutions, Inc.*	51,376,633

		138,786,258

Construction & Engineering – 0.8%
376,517	EMCOR Group, Inc.	30,332,210
343,160	Granite Construction, Inc.	13,791,600

		44,123,810

Diversified Consumer Services* – 0.9%
744,914	Adtalem Global Education, Inc.	32,746,420
403,940	Chegg, Inc.	15,131,592

		47,878,012

Electric Utilities – 4.9%
859,280	ALLETE, Inc.	70,366,439
646,162	El Paso Electric Co.	37,606,628
569,769	IDACORP, Inc.	57,130,738
966,472	PNM Resources, Inc.	45,530,496
1,182,004	Portland General Electric Co.	62,480,732

		273,115,033

Electronic Equipment, Instruments & Components – 2.0%
826,233	CTS Corp.	21,862,125
165,678	FARO Technologies, Inc.*	7,306,400
470,872	II-VI, Inc.*	14,799,507
1,083,955	Knowles Corp.*	17,050,612
129,642	Rogers Corp.*	17,889,300
388,913	SYNNEX Corp.	33,722,646

		112,630,590

Energy Equipment & Services* – 1.2%
1,227,619	Apergy Corp.	38,068,465
940,503	Cactus, Inc. Class A	30,613,373
150,088	NCS Multistage Holdings, Inc.	400,735

		69,082,573

Entertainment* – 0.5%
495,865	Live Nation Entertainment, Inc.	30,158,509

Equity Real Estate Investment Trusts (REITs) – 11.1%
2,153,143	Acadia Realty Trust	58,888,461
667,075	Chatham Lodging Trust	12,701,108
2,380,341	Chesapeake Lodging Trust	68,482,411
2,009,467	Columbia Property Trust, Inc.	42,962,404
942,612	CyrusOne, Inc.	55,651,813
2,089,376	Healthcare Realty Trust, Inc.	67,361,482
929,636	Hudson Pacific Properties, Inc.	31,059,139
310,244	Life Storage, Inc.	29,870,292
719,611	National Health Investors, Inc.	56,525,444
2,011,681	Pebblebrook Hotel Trust	55,985,082
889,300	Preferred Apartment Communities, Inc. Class A	13,962,010

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
367,180	PS Business Parks, Inc.	$ 59,086,606
2,685,948	RLJ Lodging Trust	46,117,727
954,502	STAG Industrial, Inc.	27,852,368

		626,506,347

Food & Staples Retailing* – 0.6%
628,406	BJ’s Wholesale Club Holdings, Inc.	15,697,582
525,151	Performance Food Group Co.	20,664,692

		36,362,274

Food Products – 2.1%
1,542,151	Darling Ingredients, Inc.*	29,146,654
1,165,996	Hostess Brands, Inc.*	15,612,686
1,274,137	Nomad Foods Ltd.*	27,037,187
75,348	Sanderson Farms, Inc.	10,300,825
1,755,746	The Simply Good Foods Co.*	37,730,982

		119,828,334

Gas Utilities – 1.7%
509,296	Chesapeake Utilities Corp.	46,233,891
1,078,754	New Jersey Resources Corp.	51,186,877

		97,420,768

Health Care Equipment & Supplies – 1.7%
784,090	Avanos Medical, Inc.*	29,544,511
450,481	CONMED Corp.	36,254,711
292,911	Orthofix Medical, Inc.*	14,449,299
578,715	Wright Medical Group NV*	17,778,125

		98,026,646

Health Care Providers & Services* – 0.5%
411,738	Acadia Healthcare Co., Inc.	13,266,198
295,669	AMN Healthcare Services, Inc.	14,322,207

		27,588,405

Health Care Technology* – 0.8%
3,431,342	Allscripts Healthcare Solutions, Inc.	33,386,958
366,573	HMS Holdings Corp.	11,154,816

		44,541,774

Hotels, Restaurants & Leisure – 1.8%
368,222	Boyd Gaming Corp.	8,807,870
181,099	Dine Brands Global, Inc.	17,099,368
763,063	Eldorado Resorts, Inc.*	37,519,808
139,035	Jack in the Box, Inc.	11,567,712
1,296,372	The Wendy’s Co.	23,840,281

		98,835,039

Household Durables – 1.8%
120,179	Helen of Troy Ltd.*	16,057,116
1,227,522	KB Home	30,847,628
521,830	Meritage Homes Corp.*	26,143,683

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
378,888	TopBuild Corp.*	$ 30,034,452

		103,082,879

Household Products* – 0.1%
151,605	Central Garden & Pet Co. Class A	3,876,540

Insurance – 5.7%
283,963	AMERISAFE, Inc.	16,915,676
1,508,655	CNO Financial Group, Inc.	23,700,970
137,553	Enstar Group Ltd.*	22,613,713
735,294	James River Group Holdings Ltd.	32,794,112
436,613	Kemper Corp.	36,234,513
544,440	Kinsale Capital Group, Inc.	45,618,628
240,227	Primerica, Inc.	27,592,473
532,227	ProAssurance Corp.	19,969,157
421,241	RLI Corp.	36,176,177
856,564	Selective Insurance Group, Inc.	61,372,811

		322,988,230

Interactive Media & Services* – 0.4%
1,138,712	Cars.com, Inc.	24,106,533

Internet & Direct Marketing Retail* – 0.5%
609,274	Liberty Expedia Holdings, Inc. Class A	25,120,367

IT Services – 2.4%
299,140	CACI International, Inc. Class A*	60,880,973
1,888,015	KBR, Inc.	41,951,693
359,769	LiveRamp Holdings, Inc.*	18,484,931
576,361	Perspecta, Inc.	12,512,798

		133,830,395

Life Sciences Tools & Services* – 0.9%
358,379	Cambrex Corp.	14,263,484
813,111	Syneos Health, Inc.	33,524,567

		47,788,051

Machinery – 4.0%
116,065	Alamo Group, Inc.	11,018,050
444,410	CIRCOR International, Inc.*	18,780,767
1,083,291	Federal Signal Corp.	25,879,822
457,304	ITT, Inc.	26,349,857
368,139	Navistar International Corp.*	11,452,804
155,649	RBC Bearings, Inc.*	22,148,853
1,859,401	Rexnord Corp.*	48,920,840
1,200,837	TriMas Corp.*	34,403,980
339,913	Watts Water Technologies, Inc. Class A	27,665,519

		226,620,492

Media – 1.5%
1,566,647	Gray Television, Inc.*	26,993,328
1,310,019	Liberty Latin America Ltd. Class C*	22,519,226
142,607	MSG Networks, Inc. Class A*	3,010,434

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
237,212	Nexstar Media Group, Inc. Class A	$ 23,756,782
398,745	TEGNA, Inc.	6,036,999

		82,316,769

Metals & Mining – 1.6%
1,559,697	Allegheny Technologies, Inc.*	33,393,113
422,744	Carpenter Technology Corp.	17,146,497
1,998,601	Cleveland-Cliffs, Inc.(a)	17,387,829
145,136	Commercial Metals Co.	1,937,565
847,244	Constellium NV Class A*	6,921,983
152,325	Royal Gold, Inc.	13,403,077

		90,190,064

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
636,846	Granite Point Mortgage Trust, Inc.	11,838,967
4,119,062	MFA Financial, Inc.	28,998,197
1,117,531	PennyMac Mortgage Investment Trust	23,244,645
1,547,082	Redwood Trust, Inc.	24,645,016
2,141,982	Two Harbors Investment Corp.	26,175,020

		114,901,845

Oil, Gas & Consumable Fuels – 3.9%
461,653	Brigham Minerals, Inc. Class A*	9,477,736
4,320,944	Callon Petroleum Co.*	27,005,900
636,561	Centennial Resource Development, Inc. Class A*	5,028,832
164,881	Delek US Holdings, Inc.	5,047,007
1,840,217	Falcon Minerals Corp.	13,580,802
1,740,753	Golar LNG Ltd.	31,664,297
764,440	Matador Resources Co.*	12,567,394
266,408	PBF Energy, Inc. Class A	7,033,171
451,258	PDC Energy, Inc.*	13,772,394
860,747	Rattler Midstream LP*	16,113,184
1,700,864	Viper Energy Partners LP	47,624,192
2,812,192	WPX Energy, Inc.*	30,259,186

		219,174,095

Personal Products* – 0.1%
268,913	Edgewell Personal Care Co.	7,674,777

Pharmaceuticals* – 0.4%
763,850	Prestige Consumer Healthcare, Inc.	22,174,565

Professional Services* – 0.4%
432,719	ASGN, Inc.	21,951,835

Real Estate Management & Development – 0.6%
1,625,794	Kennedy-Wilson Holdings, Inc.	33,410,067

Road & Rail* – 0.4%
395,757	Saia, Inc.	23,349,663

Semiconductors & Semiconductor Equipment – 2.5%
764,735	Cree, Inc.*	42,167,488

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
638,906	Entegris, Inc.	$ 21,940,032
1,561,940	Lattice Semiconductor Corp.*	19,992,832
278,907	Nanometrics, Inc.*	7,934,904
463,346	Semtech Corp.*	18,455,071
184,999	Silicon Laboratories, Inc.*	17,310,357
372,909	Synaptics, Inc.*	9,863,443

		137,664,127

Software* – 2.2%
819,586	Avaya Holdings Corp.	10,310,392
276,585	Bottomline Technologies DE, Inc.	12,081,233
730,981	CommVault Systems, Inc.	33,661,675
598,397	Cornerstone OnDemand, Inc.	31,852,672
667,961	Verint Systems, Inc.	37,906,787

		125,812,759

Specialty Retail – 2.1%
718,038	Aaron’s, Inc.	38,242,704
481,547	Abercrombie & Fitch Co. Class A	8,330,763
159,747	American Eagle Outfitters, Inc.	2,779,598
290,547	Asbury Automotive Group, Inc.*	21,555,682
655,145	Bed Bath & Beyond, Inc.(a)	8,313,790
130,425	Burlington Stores, Inc.*	20,421,946
314,789	Guess?, Inc.	5,090,138
807,501	Sally Beauty Holdings, Inc.*	12,257,865
118,369	Shoe Carnival, Inc.(a)	3,040,900

		120,033,386

Textiles, Apparel & Luxury Goods – 0.6%
238,376	Columbia Sportswear Co.	22,354,901
310,457	G-III Apparel Group Ltd.*	7,988,058
201,056	Wolverine World Wide, Inc.	5,617,505

		35,960,464

Thrifts & Mortgage Finance – 2.7%
4,235,113	MGIC Investment Corp.*	57,385,781
1,304,564	OceanFirst Financial Corp.	31,074,715
1,076,222	Provident Financial Services, Inc.	25,657,132
1,153,947	Washington Federal, Inc.	36,430,107

		150,547,735

Trading Companies & Distributors – 2.0%
978,098	Beacon Roofing Supply, Inc.*	33,803,067
984,973	Foundation Building Materials, Inc.*	14,942,040
700,560	H&E Equipment Services, Inc.	17,030,614
407,618	Kaman Corp.	22,667,637
1,119,638	Univar, Inc.*	22,403,956

		110,847,314

TOTAL COMMON STOCKS (Cost $4,687,001,960)		$5,472,262,675

Shares	Description	Value

Exchange Traded Funds(a) – 0.3%
147,752	iShares Russell 2000 Value ETF	$ 16,864,413
(Cost $16,877,797)

Shares	Dividend Rate	Value

Investment Company(b) – 2.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
120,375,524	2.340%	$ 120,375,524
(Cost $120,375,524)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $4,824,255,281)		$5,609,502,612

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
17,640,414	2.340%	$ 17,640,414
(Cost $17,640,414)

TOTAL INVESTMENTS – 100.0% (Cost $4,841,895,695)		$5,627,143,026

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(1,451,217)

NET ASSETS – 100.0%		$5,625,691,809

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Aerospace & Defense – 1.2%
6,790	Curtiss-Wright Corp.	$ 757,017
6,192	Hexcel Corp.	450,716
7,321	Parsons Corp.*	232,442

		1,440,175

Air Freight & Logistics* – 0.3%
13,877	Air Transport Services Group, Inc.	304,461

Airlines – 0.8%
13,721	SkyWest, Inc.	805,697
3,464	Spirit Airlines, Inc.*	159,621

		965,318

Auto Components – 0.2%
6,011	BorgWarner, Inc.	213,270

Banks – 11.3%
7,566	Bank of Hawaii Corp.	572,444
11,516	BOK Financial Corp.	862,894
22,357	Chemical Financial Corp.	846,436
20,099	Commerce Bancshares, Inc.	1,152,276
10,104	Cullen/Frost Bankers, Inc.	922,192
20,899	East West Bancorp, Inc.	892,805
5,997	First Financial Bankshares, Inc.	339,790
18,180	Glacier Bancorp, Inc.	716,474
21,620	PacWest Bancorp	785,671
19,338	Pinnacle Financial Partners, Inc.	1,023,947
10,176	Prosperity Bancshares, Inc.	659,506
4,138	Signature Bank	474,008
6,084	South State Corp.	400,875
31,145	Synovus Financial Corp.	995,394
2,957	Texas Capital Bancshares, Inc.*	169,436
46,934	Umpqua Holdings Corp.	749,536
17,784	Webster Financial Corp.	787,475
13,363	Wintrust Financial Corp.	905,210

		13,256,369

Building Products – 0.8%
4,382	Armstrong World Industries, Inc.	388,683
4,128	Fortune Brands Home & Security, Inc.	198,392
139	Lennox International, Inc.	36,711
6,180	Trex Co., Inc.*	369,688

		993,474

Capital Markets – 1.2%
11,444	BrightSphere Investment Group PLC	122,909
6,229	E*TRADE Financial Corp.	279,059
3,662	Evercore, Inc. Class A	282,816
10,538	Stifel Financial Corp.	565,153
8,401	Virtu Financial, Inc. Class A	193,391

		1,443,328

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 3.0%
13,179	Ashland Global Holdings, Inc.	$ 986,712
4,110	Celanese Corp.	390,162
2,373	CF Industries Holdings, Inc.	95,490
14,940	GCP Applied Technologies, Inc.*	390,830
7,049	H.B. Fuller Co.	277,942
7,824	Ingevity Corp.*	686,165
9,115	W.R. Grace & Co.	642,425

		3,469,726

Communications Equipment* – 1.3%
8,603	Ciena Corp.	300,589
19,918	NetScout Systems, Inc.	488,190
57,328	Viavi Solutions, Inc.	690,802

		1,479,581

Construction & Engineering – 1.8%
15,137	AECOM*	482,870
7,615	Arcosa, Inc.	258,072
13,291	Jacobs Engineering Group, Inc.	1,000,680
3,331	Valmont Industries, Inc.	376,770

		2,118,392

Construction Materials – 0.8%
7,373	Vulcan Materials Co.	920,962

Containers & Packaging – 1.0%
3,872	Avery Dennison Corp.	402,920
14,504	Crown Holdings, Inc.*	803,957

		1,206,877

Diversified Consumer Services – 0.9%
4,563	Bright Horizons Family Solutions, Inc.*	625,405
2,465	Strategic Education, Inc.	433,815

		1,059,220

Diversified Financial Services – 0.9%
19,809	Voya Financial, Inc.	1,008,872

Electric Utilities – 4.1%
16,333	ALLETE, Inc.	1,337,509
33,462	Alliant Energy Corp.	1,588,107
8,993	IDACORP, Inc.	901,728
10,576	Pinnacle West Capital Corp.	993,192

		4,820,536

Electrical Equipment – 1.8%
7,750	Hubbell, Inc.	887,685
30,203	nVent Electric PLC	696,481
12,240	Sensata Technologies Holding PLC*	522,526

		2,106,692

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components* – 1.5%
11,407	Keysight Technologies, Inc.	$ 857,008
22,199	Trimble, Inc.	885,740

		1,742,748

Energy Equipment & Services* – 1.0%
22,779	Apergy Corp.	706,377
13,725	Cactus, Inc. Class A	446,749

		1,153,126

Entertainment – 0.8%
11,560	Live Nation Entertainment, Inc.*	703,079
4,100	World Wrestling Entertainment, Inc. Class A	298,234

		1,001,313

Equity Real Estate Investment Trusts (REITs) – 15.3%
11,190	Acadia Realty Trust	306,046
16,405	Camden Property Trust	1,695,621
38,083	Columbia Property Trust, Inc.	814,215
15,694	CyrusOne, Inc.	926,574
31,905	Duke Realty Corp.	960,021
56,815	Empire State Realty Trust, Inc. Class A	872,678
16,441	Equity LifeStyle Properties, Inc.	2,000,212
11,987	Federal Realty Investment Trust	1,567,061
38,737	Healthcare Realty Trust, Inc.	1,248,881
11,009	Highwoods Properties, Inc.	482,855
22,344	Hudson Pacific Properties, Inc.	746,513
4,019	Life Storage, Inc.	386,949
8,365	Mid-America Apartment Communities, Inc.	955,116
13,435	National Health Investors, Inc.	1,055,319
39,691	Pebblebrook Hotel Trust	1,104,601
4,709	PS Business Parks, Inc.	757,772
56,278	RLJ Lodging Trust	966,293
48,926	SITE Centers Corp.	624,785
16,152	STAG Industrial, Inc.	471,315

		17,942,827

Food & Staples Retailing – 0.9%
1,790	Casey’s General Stores, Inc.	231,053
24,662	US Foods Holding Corp.*	852,319

		1,083,372

Food Products – 2.4%
1,919	J&J Snack Foods Corp.	308,671
10,496	Lamb Weston Holdings, Inc.	621,888
29,349	Nomad Foods Ltd.*	622,786
12,214	Post Holdings, Inc.*	1,283,691

		2,837,036

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – 1.9%
14,920	Atmos Energy Corp.	$ 1,518,856
15,365	New Jersey Resources Corp.	729,069

		2,247,925

Health Care Equipment & Supplies – 2.9%
10,031	Avanos Medical, Inc.*	377,968
7,033	Hill-Rom Holdings, Inc.	676,223
4,707	STERIS PLC	629,232
3,875	The Cooper Cos., Inc.	1,153,936
4,526	West Pharmaceutical Services, Inc.	518,680

		3,356,039

Health Care Providers & Services* – 0.5%
10,248	Acadia Healthcare Co., Inc.	330,191
8,764	MEDNAX, Inc.	216,120

		546,311

Health Care Technology* – 0.4%
45,160	Allscripts Healthcare Solutions, Inc.	439,407

Hotels, Restaurants & Leisure – 2.7%
19,120	Aramark	665,185
6,650	Boyd Gaming Corp.	159,068
2,716	Caesars Entertainment Corp.*	23,874
3,134	Dine Brands Global, Inc.	295,912
17,566	Eldorado Resorts, Inc.*	863,720
1,086	Jack in the Box, Inc.	90,355
26,781	The Wendy’s Co.	492,503
2,505	Vail Resorts, Inc.	538,850

		3,129,467

Household Durables – 1.4%
637	Helen of Troy Ltd.*	85,109
16,759	Lennar Corp. Class A	832,252
45	NVR, Inc.*	144,071
7,262	TopBuild Corp.*	575,659

		1,637,091

Industrial Conglomerates – 0.7%
6,265	Carlisle Cos., Inc.	835,187

Insurance – 6.5%
11,914	American Financial Group, Inc.	1,169,955
23,213	Brown & Brown, Inc.	732,834
19,013	CNO Financial Group, Inc.	298,694
7,025	Kemper Corp.	583,005
4,899	Primerica, Inc.	562,699
7,191	ProAssurance Corp.	269,806
5,685	Reinsurance Group of America, Inc.	841,721
7,206	The Hanover Insurance Group, Inc.	880,285
11,045	Torchmark Corp.	944,458

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
20,968	W.R. Berkley Corp.	$ 1,304,210

		7,587,667

Internet & Direct Marketing Retail* – 0.3%
9,343	Liberty Expedia Holdings, Inc. Class A	385,212

IT Services – 2.5%
9,560	Booz Allen Hamilton Holding Corp.	603,905
5,865	CACI International, Inc. Class A*	1,193,645
14,442	Leidos Holdings, Inc.	1,087,916

		2,885,466

Leisure Products – 0.3%
5,056	Brunswick Corp.	209,723
2,032	Polaris Industries, Inc.	162,316

		372,039

Life Sciences Tools & Services – 1.7%
8,148	PerkinElmer, Inc.	703,498
21,185	QIAGEN NV*	806,725
11,769	Syneos Health, Inc.*	485,236

		1,995,459

Machinery – 3.0%
14,522	Gardner Denver Holdings, Inc.*	493,312
15,826	ITT, Inc.	911,894
23,286	Rexnord Corp.*	612,655
21,946	The Timken Co.	965,843
27,813	Trinity Industries, Inc.	536,235

		3,519,939

Media – 1.5%
11,021	GCI Liberty, Inc. Class A*	640,210
34,650	Gray Television, Inc.*	597,019
4,826	Nexstar Media Group, Inc. Class A	483,324

		1,720,553

Metals & Mining – 1.1%
21,986	Allegheny Technologies, Inc.*	470,721
3,695	Carpenter Technology Corp.	149,869
3,877	Royal Gold, Inc.	341,137
11,614	Steel Dynamics, Inc.	292,092

		1,253,819

Mortgage Real Estate Investment Trusts (REITs) – 2.2%
117,180	MFA Financial, Inc.	824,947
16,767	PennyMac Mortgage Investment Trust	348,754
44,397	Redwood Trust, Inc.	707,244
60,935	Two Harbors Investment Corp.	744,626

		2,625,571

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.5%
9,382	Brigham Minerals, Inc. Class A*	$ 192,613
9,886	Diamondback Energy, Inc.	969,421
10,828	HollyFrontier Corp.	411,247
45,220	Parsley Energy, Inc. Class A*	806,273
27,958	Viper Energy Partners LP	782,824
89,234	WPX Energy, Inc.*	960,158

		4,122,536

Pharmaceuticals* – 0.9%
22,562	Catalent, Inc.	1,026,571

Professional Services* – 0.4%
9,563	ASGN, Inc.	485,131

Real Estate Management & Development – 0.8%
39,547	Cushman & Wakefield PLC*	666,762
16,369	Kennedy-Wilson Holdings, Inc.	336,383

		1,003,145

Road & Rail – 0.7%
6,189	Old Dominion Freight Line, Inc.	819,671

Semiconductors & Semiconductor Equipment – 2.4%
9,007	Cree, Inc.*	496,646
55,009	Cypress Semiconductor Corp.	980,260
11,311	Entegris, Inc.	388,420
42,819	Marvell Technology Group Ltd.	954,864

		2,820,190

Software* – 2.7%
12,783	CommVault Systems, Inc.	588,657
10,683	Cornerstone OnDemand, Inc.	568,656
56,821	Nuance Communications, Inc.	975,617
4,237	PTC, Inc.	356,162
14,413	Teradata Corp.	494,942
3,542	Verint Systems, Inc.	201,009

		3,185,043

Specialty Retail – 1.3%
4,751	Abercrombie & Fitch Co. Class A	82,192
3,321	American Eagle Outfitters, Inc.	57,786
4,526	Asbury Automotive Group, Inc.*	335,784
2,842	Burlington Stores, Inc.*	445,000
3,419	Five Below, Inc.*	440,128
4,536	Foot Locker, Inc.	178,492

		1,539,382

Textiles, Apparel & Luxury Goods – 1.0%
30,266	Levi Strauss & Co. Class A*	587,766

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
6,518	PVH Corp.	$ 555,268

		1,143,034

Thrifts & Mortgage Finance – 0.7%
24,191	MGIC Investment Corp.*	327,788
14,486	Washington Federal, Inc.	457,323

		785,111

Trading Companies & Distributors* – 0.9%
14,377	Beacon Roofing Supply, Inc.	496,869
26,219	Univar, Inc.	524,642

		1,021,511

TOTAL COMMON STOCKS (Cost $112,168,026)		$115,056,152

Shares	Dividend Rate	Value

Investment Company(a) – 2.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,261,121	2.340%	$ 2,261,121
(Cost $2,261,121)

TOTAL INVESTMENTS – 100.2% (Cost $114,429,147)		$117,317,273

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(184,704)

NET ASSETS – 100.0%		$117,132,569

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Equity Income, Mid Cap Value, Small Cap Value, Small/Mid Cap Value Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Equity Income, Mid Cap Value, Small Cap Value, Small/Mid Cap Value Funds and BNYM received compensation relating to the lending of the Fund’s securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2019:

EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,571,432	$—	$—
Europe	39,733,902	—	—
North America	302,950,460	—	—

Total	$348,255,794	$—	$—

FOCUSED VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$266,551	$—	$—
North America	4,274,985	—	—
Investment Company	36,495	—	—

Total	$4,578,031	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$14,864,986	$—	$—
North America	451,280,395	—	—
Investment Company	1,809,369	—	—

Total	$467,954,750	$—	$—

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$7,151,768	$—	$—
Europe	39,277,976	—	—
North America	1,155,563,096	—	—
Investment Company	6,198,958	—	—
Securities Lending Reinvestment Vehicle	2,844,442	—	—

Total	$1,211,036,240	$—	$—

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$65,244,504	$—	$—
North America	5,407,018,171	—	—
Exchange Traded Fund	16,864,413	—	—
Investment Company	120,375,524	—	—
Securities Lending Reinvestment Vehicle	17,640,414	—	—

Total	$5,627,143,026	$—	$—

SMALL/MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,248,901	$—	$—
North America	112,807,251	—	—
Investment Company	2,261,121	—	—

Total	$117,317,273	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.